UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL 60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Cheryl Cravens
Title:  Deputy Compliance Officer Public Securities
Phone:  312-425-0391

Signature,  Place,  and  Date  of  Signing:

/s/ Cheryl Cravens                 Chicago, IL                        3/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-01190        Frank Russell Company
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5

Form 13F Information Table Entry Total:             104

Form 13F Information Table Value Total:  $    2,275,244
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc
----  --------------------  ----------------------------------------------------
3     028-598               The Penn Mutual Life Insurance Company
----  --------------------  ----------------------------------------------------
4     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
5     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
AMB Property Corp                     COM            00163T109    51385  1620461 SH       DEFINED    1,4,5     843775      0  776686
AMB Property Corp                     COM            00163T109     1104    34800 SH       OTHER      1,2,4,5    34800      0       0
AMB Property Corp                     COM            00163T109     1249    39400 SH       OTHER      1,3,4,5    39400      0       0
American Campus Communities           COM            024835100    22380   704645 SH       DEFINED    1,4,5     257540      0  447105
American Campus Communities           COM            024835100     1235    38900 SH       OTHER      1,2,4,5    38900      0       0
American Campus Communities           COM            024835100     1371    43175 SH       OTHER      1,3,4,5    43175      0       0
Avalonbay Communities, Inc.           COM            053484101   124108  1102694 SH       DEFINED    1,4,5     612595      0  490099
Avalonbay Communities, Inc.           COM            053484101     3606    32037 SH       OTHER      1,2,4,5    32037      0       0
Avalonbay Communities, Inc.           COM            053484101     3931    34926 SH       OTHER      1,3,4,5    34926      0       0
Biomed Realty Trust Inc               COM            09063H107    56193  3013056 SH       DEFINED    1,4,5    1862332      0 1150724
Biomed Realty Trust Inc               COM            09063H107     1816    97349 SH       OTHER      1,2,4,5    97349      0       0
Biomed Realty Trust Inc               COM            09063H107     2026   108625 SH       OTHER      1,3,4,5   108625      0       0
Boston Properties, Inc.               COM            101121101   108462  1259723 SH       DEFINED    1,4,5     709060      0  550663
Boston Properties, Inc.               COM            101121101     3320    38560 SH       OTHER      1,2,4,5    38560      0       0
Boston Properties, Inc.               COM            101121101     3640    42275 SH       OTHER      1,3,4,5    42275      0       0
Brandywine Realty Trust               COM            105368203    33298  2858202 SH       DEFINED    1,4,5    1652702      0 1205500
Brandywine Realty Trust               COM            105368203      869    74550 SH       OTHER      1,2,4,5    74550      0       0
Brandywine Realty Trust               COM            105368203     1036    88900 SH       OTHER      1,3,4,5    88900      0       0
Coresite Realty Corp                  COM            21870Q105     6244   457775 SH       DEFINED    1,4,5     183450      0  274325
Coresite Realty Corp                  COM            21870Q105      679    49775 SH       OTHER      1,2,4,5    49775      0       0
Coresite Realty Corp                  COM            21870Q105      760    55700 SH       OTHER      1,3,4,5    55700      0       0
Digital Realty Trust Inc.             COM            253868103   124129  2408401 SH       DEFINED    1,4,5    1388864      0 1019537
Digital Realty Trust Inc.             COM            253868103     2794    54202 SH       OTHER      1,2,4,5    54202      0       0
Digital Realty Trust Inc.             COM            253868103     3208    62250 SH       OTHER      1,3,4,5    62250      0       0
Essex Property Trust Inc.             COM            297178105    87085   762433 SH       DEFINED    1,4,5     456655      0  305778
Essex Property Trust Inc.             COM            297178105     2875    25175 SH       OTHER      1,2,4,5    25175      0       0
Essex Property Trust Inc.             COM            297178105     3167    27725 SH       OTHER      1,3,4,5    27725      0       0
Extra Space Storage Inc               COM            30225T102    16459   945901 SH       DEFINED    1,4,5     365418      0  580483
Extra Space Storage Inc               COM            30225T102      307    17615 SH       OTHER      1,2,4,5    17615      0       0
Extra Space Storage Inc               COM            30225T102      350    20100 SH       OTHER      1,3,4,5    20100      0       0
Federal Realty Investment Trust       COM            313747206    30556   392100 SH       DEFINED    1,4,5     210484      0  181616
Federal Realty Investment Trust       COM            313747206      809    10378 SH       OTHER      1,2,4,5    10378      0       0
Federal Realty Investment Trust       COM            313747206      914    11725 SH       OTHER      1,3,4,5    11725      0       0
HCP Inc.                              COM            40414L109    73696  2003155 SH       DEFINED    1,4,5    1126925      0  876230
HCP Inc.                              COM            40414L109     1938    52675 SH       OTHER      1,2,4,5    52675      0       0
HCP Inc.                              COM            40414L109     2095    56953 SH       OTHER      1,3,4,5    56953      0       0
Health Care REIT Inc.                 COM            42217K106    88778  1863523 SH       DEFINED    1,4,5    1044930      0  818593
Health Care REIT Inc.                 COM            42217K106     2442    51267 SH       OTHER      1,2,4,5    51267      0       0
Health Care REIT Inc.                 COM            42217K106     2662    55875 SH       OTHER      1,3,4,5    55875      0       0
Highwoods Properties Inc.             COM            431284108    18073   567430 SH       DEFINED    1,4,5     326380      0  241050
Highwoods Properties Inc.             COM            431284108      510    16000 SH       OTHER      1,2,4,5    16000      0       0
Highwoods Properties Inc.             COM            431284108      570    17900 SH       OTHER      1,3,4,5    17900      0       0
Host Hotels & Resorts, Inc.           COM            44107P104    70145  3925287 SH       DEFINED    1,4,5    2186071      0 1739216
Host Hotels & Resorts, Inc.           COM            44107P104     1937   108414 SH       OTHER      1,2,4,5   108414      0       0
Host Hotels & Resorts, Inc.           COM            44107P104     2108   117970 SH       OTHER      1,3,4,5   117970      0       0
Hudson Pacific Properties             COM            444097109     2224   147767 SH       DEFINED    1,4,5      52667      0   95100
Hyatt Hotels Corp Class A             COM            448579102     6422   140342 SH       DEFINED    1,4,5     129042      0   11300
Kimco Realty Corporation              COM            49446R109      831    46050 SH       OTHER      1,2,4,5    46050      0       0
Kimco Realty Corporation              COM            49446R109      888    49225 SH       OTHER      1,3,4,5    49225      0       0
LaSalle Hotel Properties              COM            517942108    36794  1393725 SH       DEFINED    1,4,5     803315      0  590410
Macerich Company, The                 COM            554382101     1288    27200 SH       OTHER      1,2,4,5    27200      0       0
Macerich Company, The                 COM            554382101     1369    28900 SH       OTHER      1,3,4,5    28900      0       0
Mack-Cali Realty Corporation          COM            554489104    33676  1018625 SH       DEFINED    1,4,5     561713      0  456912
Mack-Cali Realty Corporation          COM            554489104      925    27981 SH       OTHER      1,2,4,5    27981      0       0
Mack-Cali Realty Corporation          COM            554489104     1046    31625 SH       OTHER      1,3,4,5    31625      0       0
Nationwide Health Properties, Inc.    COM            638620104    98978  2720684 SH       DEFINED    1,4,5    1484558      0 1236126
Nationwide Health Properties, Inc.    COM            638620104     2710    74500 SH       OTHER      1,2,4,5    74500      0       0
Nationwide Health Properties, Inc.    COM            638620104     2916    80150 SH       OTHER      1,3,4,5    80150      0       0
Pebblebrook Hotel Trust               COM            70509V100    11144   548417 SH       DEFINED    1,4,5     368442      0  179975
Pebblebrook Hotel Trust               COM            70509V100      307    15125 SH       OTHER      1,2,4,5    15125      0       0

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Pebblebrook Hotel Trust               COM            70509V100      347    17100 SH       OTHER      1,3,4,5    17100      0       0
Public Storage, Inc.                  COM            74460D109    96712   953584 SH       DEFINED    1,4,5     548920      0  404664
Public Storage, Inc.                  COM            74460D109     2900    28598 SH       OTHER      1,2,4,5    28598      0       0
Public Storage, Inc.                  COM            74460D109     3184    31390 SH       OTHER      1,3,4,5    31390      0       0
Regency Centers Corp.                 COM            758849103    70344  1665352 SH       DEFINED    1,4,5     934302      0  731050
Regency Centers Corp.                 COM            758849103     1875    44400 SH       OTHER      1,2,4,5    44400      0       0
Regency Centers Corp.                 COM            758849103     2049    48500 SH       OTHER      1,3,4,5    48500      0       0
Simon Property Group, Inc.            COM            828806109   239085  2403110 SH       DEFINED    1,4,5    1461766      0  941344
Simon Property Group, Inc.            COM            828806109     7398    74362 SH       OTHER      1,2,4,5    74362      0       0
Simon Property Group, Inc.            COM            828806109     8102    81432 SH       OTHER      1,3,4,5    81432      0       0
SL Green Realty Corp                  COM            78440X101    31115   460899 SH       DEFINED    1,4,5     257251      0  203648
SL Green Realty Corp                  COM            78440X101     1715    25400 SH       OTHER      1,2,4,5    25400      0       0
SL Green Realty Corp                  COM            78440X101     1836    27200 SH       OTHER      1,3,4,5    27200      0       0
Sunstone Hotel Investors Inc.         COM            867892101    17595  1703255 SH       DEFINED    1,4,5     893892      0  809363
Sunstone Hotel Investors Inc.         COM            867892101      389    37700 SH       OTHER      1,2,4,5    37700      0       0
Sunstone Hotel Investors Inc.         COM            867892101      442    42825 SH       OTHER      1,3,4,5    42825      0       0
Taubman Centers, Inc.                 COM            876664103   109104  2161329 SH       DEFINED    1,4,5    1210671      0  950658
Taubman Centers, Inc.                 COM            876664103     2937    58175 SH       OTHER      1,2,4,5    58175      0       0
Taubman Centers, Inc.                 COM            876664103     3213    63650 SH       OTHER      1,3,4,5    63650      0       0
Ventas Inc.                           COM            92276F100    28477   542619 SH       DEFINED    1,4,5     306994      0  235625
Ventas Inc.                           COM            92276F100      803    15300 SH       OTHER      1,2,4,5    15300      0       0
Ventas Inc.                           COM            92276F100      882    16800 SH       OTHER      1,3,4,5    16800      0       0
Vornado Realty Trust                  COM            929042109   128031  1536436 SH       DEFINED    1,4,5     849767      0  686669
Washington Real Estate Investment     COM            939653101     1051    33900 SH       OTHER      1,2,4,5    33900      0       0
Trust
Washington Real Estate Investment     COM            939653101     1179    38050 SH       OTHER      1,3,4,5    38050      0       0
Trust
Washington REIT                       COM            939653101    36429  1175514 SH       DEFINED    1,4,5     657664      0  517850
Forest City Enterprise CL A           COM CL A       345550107     3128   187419 SH       DEFINED    1,4,5     167994      0   19425
Forest City Enterprise CL A           COM CL A       345550107      477    28600 SH       OTHER      1,2,4,5    28600      0       0
Forest City Enterprise CL A           COM CL A       345550107      601    36025 SH       OTHER      1,3,4,5    36025      0       0
Hyatt Hotels Corp Class A             COM CL A       448579102      824    18000 SH       OTHER      1,2,4,5    18000      0       0
Hyatt Hotels Corp Class A             COM CL A       448579102      888    19400 SH       OTHER      1,3,4,5    19400      0       0
Kimco Realty Corporation              COM CL A       49446R109    31098  1723839 SH       DEFINED    1,4,5     908339      0  815500
Entertainment Properties Trust        COM SH BEN INT 29380T105    33790   730592 SH       DEFINED    1,4,5     348217      0  382375
Equity Residential                    COM SH BEN INT 29476L107   138772  2671259 SH       DEFINED    1,4,5    1485582      0 1185677
Equity Residential                    COM SH BEN INT 29476L107     2913    56082 SH       OTHER      1,2,4,5    56082      0       0
Equity Residential                    COM SH BEN INT 29476L107     3194    61475 SH       OTHER      1,3,4,5    61475      0       0
LaSalle Hotel Properties              COM SH BEN INT 517942108     1024    38800 SH       OTHER      1,2,4,5    38800      0       0
LaSalle Hotel Properties              COM SH BEN INT 517942108     1133    42900 SH       OTHER      1,3,4,5    42900      0       0
Liberty Property Trust                COM SH BEN INT 531172104    46801  1466201 SH       DEFINED    1,4,5     798226      0  667975
Liberty Property Trust                SH BEN INT     531172104     1236    38725 SH       OTHER      1,2,4,5    38725      0       0
Liberty Property Trust                SH BEN INT     531172104     1353    42400 SH       OTHER      1,3,4,5    42400      0       0
Macerich Company, The                 SH BEN INT     554382101    36878   778509 SH       DEFINED    1,4,5     373350      0  405159
Vornado Realty Trust                  SH BEN INT     929042109     2904    34851 SH       OTHER      1,2,4,5    34851      0       0
Vornado Realty Trust                  SH BEN INT     929042109     3199    38388 SH       OTHER      1,3,4,5    38388      0       0